Voya SmallCap Opportunities Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			14.18%	5.32%	8.56%
Performance Inception Date		Nov. 20, 2008
Class ADV | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class ADV | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Class ADV | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.80%	5.85%	9.11%
Performance Inception Date		May 06, 1994
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Class I | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			14.83%	5.85%	9.10%
Performance Inception Date		Nov. 24, 2015
Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class R6 | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Class R6 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			14.40%	5.56%	8.82%
Performance Inception Date		May 03, 2001
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Class S | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			14.39%	5.43%	8.67%
Performance Inception Date		Feb. 27, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.01%	3.18%	9.57%
Class S2 | Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.81%	6.09%	9.62%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.